Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Sales of licenses	$ 1,548	$ 1,366	$ 2,298
Services	24,783	22,008	20,366
Total revenues	26,331	23,374	22,664
COST OF REVENUES
Cost of sales of licenses	86	82	140
Cost of services	12,364	11,071	9,986
Total cost of revenues	12,450	11,153	10,126
GROSS PROFIT	13,881	12,221	12,538
OPERATING EXPENSES:
Research and development	4,048	3,963	4,186
Selling and marketing	1,403	973	1,225
General and administrative	1,602	1,822	2,087
Total operating expenses	7,053	6,758	7,498
OPERATING INCOME	6,828	5,463	5,040
FINANCIAL INCOME, net	55	379	483
INCOME BEFORE TAXES ON INCOME	6,883	5,842	5,523
TAXES ON INCOME	936	459	458
NET INCOME	$ 5,947	$ 5,383	$ 5,065
EARNINGS PER SHARE - in U.S. dollars:
Basic (in Dollars per share)	$ 0.3	$ 0.27	$ 0.26
Diluted (in Dollars per share)	$ 0.29	$ 0.27	$ 0.25
Basic (in Shares)	20,006	19,907	19,746
Diluted (in Shares)	20,270	20,138	19,962